SHARE-BASED COMPENSATION PLANS - Summary of Share-based Compensation Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery) included in general and administrative expense	$ (503)	$ 532	$ 3,784
Share-based compensation expense included in operating expense	110	167	152
Total share-based compensation expense (recovery)	(393)	699	3,936
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery) included in general and administrative expense	334	1,074	2,565
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery) included in general and administrative expense	(669)	(583)	834
Restricted Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery) included in general and administrative expense	(80)	178	241
Performance Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery) included in general and administrative expense	$ (88)	$ (137)	$ 144